Intangible assets (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current liabilities	R$ 469,687	R$ 452,323
Sao Lourenco [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	469,687	452,323
Noncurrent liabilities	2,856,008	2,853,896
Total liabilities	R$ 3,325,695	R$ 3,306,219